SHELTON TACTICAL CREDIT FUND
Portfolio of Investments (Expressed in U.S. Dollars) 3/31/2024

Security Description

Common Stock (1.51%)	Shares	Value
Financial (0.08%)
CBL & Associates LP(a)	1,526,000	15,260
CBL & Associates LP(a)	1,000,000	10,000
Total Financial		25,260

Consumer, Non-cyclical (1.43%)
Pyxus International Inc*	159,942	479,826

Energy (0.00%)
CHC Group LLC*,(a)	9,358	—

Total Common Stock (Cost $2,107,143)		505,086

Corporate Debt (86.05%)	Par Value	Value

Communications (6.64%)
Directv Financing LLC / Directv Financing Co-Obligor Inc, 5.875%, 8/15/2027 (144A)(b)	1,250,000	1,183,020
Sirius XM Radio Inc, 3.875%, 9/1/2031 (144A)	1,250,000	1,042,964

Total Communications
		2,225,984
Consumer, Cyclical (30.63%)
Abercrombie & Fitch Management Co, 8.750%, 7/15/2025 (144A)	1,000,000	1,011,255
Acushnet Co, 7.375%, 10/15/2028 (144A)	1,250,000	1,295,580
Air Canada 2020-1 Class C Pass Through Trust, 10.500%, 7/15/2026 (144A)	1,250,000	1,362,500
The Bon-Ton Department Stores Inc, 8.000%, 6/15/2021(a),(c)	5,000,000	—
Cinemark USA Inc, 5.875%, 3/15/2026 (144A)	1,250,000	1,235,319
Cummins Inc, 5.150%, 2/20/2034	500,000	504,719
General Motors Financial Co Inc, 5.750%, 2/8/2031	750,000	758,533
Guitar Center Inc, 8.500%, 1/15/2026 (144A)	1,250,000	1,103,125
Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 5.750%, 1/20/2026 (144A)(b)	1,000,000	939,826
PetSmart Inc / PetSmart Finance Corp, 7.750%, 2/15/2029 (144A)(b)	1,250,000	1,217,767
WMG Acquisition Corp, 3.000%, 2/15/2031 (144A)	1,000,000	847,770

Total Consumer, Cyclical		10,276,394

Consumer, Non-cyclical (19.09%)
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl, 5.750%, 4/1/2033	1,250,000	1,231,839
Kraft Heinz Foods Co, 4.375%, 6/1/2046(b)	1,500,000	1,268,927
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 14.750%, 11/14/2028 (144A)	500,000	547,211
Roche Holdings Inc, 5.593%, 11/13/2033 (144A)	1,350,000	1,415,143
Triton Water Holdings Inc, 6.250%, 4/1/2029 (144A)	750,000	683,111
United Rentals North America Inc, 6.000%, 12/15/2029 (144A)(b)	1,250,000	1,258,420
Total Consumer, Non-cyclical		6,404,651

Energy (7.73%)
Talos Production Inc, 9.375%, 2/1/2031 (144A)	1,500,000	1,599,202
Transocean Inc, 8.000%, 2/1/2027 (144A)	1,000,000	993,344
Total Energy		2,592,546

Financial (19.16%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041(b)	1,500,000	1,189,856
American Homes 4 Rent LP, 5.500%, 2/1/2034	1,000,000	996,644
Iron Mountain Inc, 5.250%, 7/15/2030 (144A)	1,250,000	1,182,478
JPMorgan Chase & Co, 3.882%, 7/24/2038(d)	500,000	431,990
Macquarie Airfinance Holdings Ltd, 6.500%, 3/26/2031 (144A)	500,000	509,024
Sun Communities Operating LP, 5.700%, 1/15/2033	1,000,000	992,059
Visa Inc, 2.700%, 4/15/2040	1,500,000	1,126,093

Total Financial		6,428,144

Industrial (1.33%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 9.625%, 1/15/2022(a),(c)	548,153	—
Great Lakes Dredge & Dock Corp, 5.250%, 6/1/2029 (144A)	500,000	444,911

Total Industrial		444,911

Technology (1.47%)
KLA Corp, 4.700%, 2/1/2034	500,000	493,262

Total Technology		493,262

Total Corporate Debt (Cost $29,021,215)		28,865,892

Municipal Bonds (1.83%)	Par Value	Value

Development (0.09%)
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)	250,000	3,375
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)	2,050,000	27,675

Total Development		31,050

General Obligation (0.00%)
Puerto Rico Public Finance Corp, 5.500%, 8/1/2031(a)	400,000	—

Total General Obligation		—

Tobacco Settlement (1.74%)
Tobacco Settlement Finance Authority, 4.306%, 6/1/2049	750,000	582,219

Total Municipal Debt (Cost $2,851,556)		613,269

United States Treasury Bills (7.71%)
United States Treasury Bill, 0.000%, 5/9/2024 (Cost $2,584,396)	2,600,000	2,585,540

Term Loans (2.00%)
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000%, 12/31/2027	294,742	294,005
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000%, 12/31/2027	442,113	375,796
Total Term Loans (Cost $730,897)		669,801

Purchased Options - Puts (0.06%)	Contracts	Value
10-Year US Treasury Note Futures
Notional amount $4,320,000, premiums pain $27,500, exercise price $108.00, expires 5/24/24	40	8,125
10-Year US Treasury Note Futures
Notional amount $9,810,000, premiums pain $34,219, exercise price $109.00, expires 4/26/24	90	12,656
Total Options (Cost $61,719)		20,781

Total Investments (Cost $37,356,925) (99.16%)		33,260,369
Other Net Assets (0.84%)		281,908
Net Assets (100.00%)		$33,542,277

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2024, these securities had a total aggregate market value of $19,903,020, which represented approximately 59.34% of net assets.

* Non income security.

(a) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.08% of net assets. The total value of the fair value security is $25,260.

(b) Designated as collateral for Fund’s activity in securities sold short. As of March 31, 2024, the Fund has no open short sales.

(c) Defaulted security.

(d) Variable rate security.

Credit Default Swaps*,**,*** (-0.06%)	Maturity Date	Fixed Deal (Pay Rate)	Implied Credit Spread at March 31, 2024	Notional Amount	Perioidc Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Depreciation
Buy Protection
CDX NA.IG.42 06/29	6/20/2029	1.00%	0.51%	1,000,000	Daily	(67,767)	(66,132)	(1,635)
Total Buy Protection						(67,767)	(66,132)	(1,635)

* For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

** For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period-end will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of the referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

*** For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract.

SHELTON EMERGING MARKETS FUND
Portfolio of Investments (Expressed in U.S. Dollars) 3/31/2024

Security Description	Shares	Value
Common Stock (94.51%)

Brazil (4.13%)
Banco do Brasil SA	33,600	$379,728
CCR SA	166,000	458,417
Cosan SA	38,700	124,774
Klabin SA	37,000	186,059
Total Brazil		1,148,978

China (23.21%)
Alibaba Group Holding Ltd	107,100	961,270
ANTA Sports Products Ltd	57,000	605,910
BYD Co Ltd	16,700	430,147
Chinasoft International Ltd	628,000	378,714
Fuyao Glass Industry Group Co Ltd	74,000	372,510
Haier Smart Home Co Ltd	94,100	292,751
JD Logistics Inc*	262,727	267,530
KE Holdings Inc	26,700	366,591
Kingdee International Software Group Co Ltd*	163,000	183,890
Kingsoft Corp Ltd	71,000	218,618
Kuaishou Technology*	43,000	269,474
Meituan*	19	235
MINISO Group Holding Ltd	6,000	123,000
NetEase Inc	35,000	728,001
Ping An Insurance Group Co of China Ltd	100	422
Tsingtao Brewery Co Ltd	112,000	769,857
Zhuzhou CRRC Times Electric Co Ltd	78,000	247,147
Zijin Mining Group Co Ltd	123,748	246,961
Total China		6,463,028

Hong Kong (3.17%)
Bosideng International Holdings Ltd	406,000	202,821
Shenzhen International Holdings Ltd	883,500	678,408
Total Hong Kong		881,229

India (13.86%)
Dr Reddy’s Laboratories Ltd	16,900	1,239,615
HDFC Bank Ltd	13,795	772,106
ICICI Bank Ltd	37,123	980,418
Infosys Ltd	48,148	863,294
Total India		3,855,433

Indonesia (2.24%)
Bank Rakyat Indonesia Persero Tbk PT	782,175	298,258
Indah Kiat Pulp & Paper Tbk PT	540,000	325,886
Total Indonesia		624,144

Mexico (5.70%)
Alfa SAB de CV	245,000	182,304
Kimberly-Clark de Mexico SAB de CV	135,914	315,581
Orbia Advance Corp SAB de CV	67,000	139,971
Promotora y Operadora de Infraestructura SAB de CV	14,000	148,226
Regional SAB de CV	81,300	800,520
Total Mexico		1,586,602

Netherlands (0.50%)
NEPI Rockcastle NV	20,000	138,116

Philippines (3.56%)
Manila Electric Co	42,000	266,797
Metropolitan Bank & Trust Co	220,700	255,847
SM Investments Corp	27,000	466,975
Total Philippines		989,619

Poland (0.85%)
Powszechna Kasa Oszczednosci Bank Polski SA	16,000	237,675

South Africa (2.11%)
FirstRand Ltd	179,884	586,267

Security Description	Shares	Value
South Korea (15.25%)
Hankook Tire & Technology Co Ltd	4,000	160,409
Hanmi Pharm Co Ltd	1,120	283,933
Kia Corp	11,994	995,759
Samsung C&T Corp	6,900	818,865
Samsung Electronics Co Ltd	24,612	1,474,111
SK Inc	3,770	510,287
Total South Korea		4,243,364

Taiwan (15.15%)
Accton Technology Corp	31,300	448,232
Asustek Computer Inc	17,000	224,865
MediaTek Inc	28,700	1,039,823
Quanta Computer Inc	31,000	271,106
Realtek Semiconductor Corp	24,000	417,528
Taiwan Semiconductor Manufacturing Co Ltd	75,500	1,813,393
Total Taiwan		4,214,947

Thailand (1.96%)
Central Pattana PCL	179,000	307,876
PTT Exploration & Production PCL	58,000	236,877
Total Thailand		544,753

Turkey (2.82%)
BIM Birlesik Magazalar AS	18,036	196,083
Haci Omer Sabanci Holding AS	144,447	370,371
KOC Holding AS	34,700	218,300
Total Turkey		784,754

Total Common Stock (Cost $22,292,926)		26,298,909

Prefered Stock (4.14%)

Brazil (4.14%)
Itausa SA	550,480	1,151,384

Total Preferred Stock (Cost $786,223)		1,151,384

Collateral Received for Securities on Loan (3.13%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 5.52% (Cost $869,905)	869,905	869,905

United States Treasury Bills (0.72%)
United States Treasury Bill (Cost $199,005)	200,000	199,091

Total Investments (Cost $24,148,058) (102.50%)		28,519,289
Liabilities in Excess of Other Assets (-2.50%)		(694,845)
Net Assets (100.00%)		27,824,443

* Non-income producing security.

# Loaned Security; a portion of the security is on loan at March 31, 2024 in the amunt of $854,651.

SHELTON INTERNATIONAL SELECT EQUITY FUND
Portfolio of Investments (Expressed in U.S. Dollars) 3/31/2024

Security Description	Shares	Value
Common Stock (96.42%)

Australia (1.69%)
Qantas Airways Ltd*	233,228	$828,289

Belgium (2.72%)
D’ieteren Group	6,000	1,330,744

Britain (7.14%)
Associated British Foods PLC	44,523	1,403,689
BP PLC	125,081	782,536
Halma PLC	17,000	508,071
Legal & General Group PLC	159,799	513,080
The Weir Group PLC	11,219	286,305
Total Britain		3,493,681

Canada (5.45%)
Brookfield Corp	6,000	251,220
George Weston Ltd	11,940	1,613,340
RioCan Real Estate Investment Trust	58,600	799,118
Total Canada		2,663,678

China (7.80%)
Alibaba Group Holding Ltd	54,100	485,572
ANTA Sports Products Ltd	23,600	250,868
BYD Co Ltd	13,000	334,845
Fuyao Glass Industry Group Co Ltd	212,000	1,067,190
Genscript Biotech Corp*	168,000	311,234
KE Holdings Inc	33,000	453,090
Kingsoft Corp Ltd	93,000	286,358
Kuaishou Technology*	48,400	303,315
Ping An Insurance Group Co of China Ltd	47,900	202,263
Wuxi Biologics Cayman Inc*	65,000	118,757
WuXi XDC Cayman Inc*	136	318
Total China		3,813,810

Denmark (2.22%)
Demant A/S*	21,871	1,084,984

France (9.51%)
BNP Paribas SA	24,601	1,747,812
L’Oreal SA	2,340	1,107,272
LVMH Moet Hennessy Louis Vuitton SE	2,000	1,798,706
Total France		4,653,790

Germany (1.37%)
DHL Group	11,096	477,774
Siemens AG	1,000	190,895
Total Germany		668,669

Hong Kong (4.03%)
AIA Group Ltd	147,900	993,003
Power Assets Holdings Ltd	129,000	754,857
SITC International Holdings Co Ltd	200	365
Swire Pacific Ltd	172,500	224,801
Total Hong Kong		1,973,026

India (2.26%)
HDFC Bank Ltd	19,788	1,107,534

Ireland (3.76%)
CRH PLC	19,466	1,679,137
James Hardie Industries PLC*	4,000	160,589
		1,839,726
Israel (1.81%)
Nice Ltd*	3,400	886,108

Security Description	Shares	Value
Italy (4.33%)
Eni SpA	108,821	1,719,536
Poste Italiane SpA	31,708	396,949
Total Italy		2,116,485

Japan (18.30%)
Amada Co Ltd	158,500	1,805,505
Canon Inc	40,700	1,210,066
Denso Corp	76,000	1,448,322
Mitsubishi Electric Corp	77,700	1,294,153
Nomura Research Institute Ltd	18,700	525,837
Renesas Electronics Corp	14,900	264,165
Santen Pharmaceutical Co Ltd	127,100	1,248,004
Yokogawa Electric Corp	50,200	1,151,633
Total Japan		8,947,685

Mexico (1.08%)
Orbia Advance Corp SAB de CV	253,900	530,428

Netherlands (0.56%)
Stellantis NV	9,700	274,510

Singapore (1.20%)
DBS Group Holdings Ltd	22,000	587,064

South Africa (2.58%)
Sanlam Ltd	344,200	1,260,997

South Korea (6.82%)
Kia Corp	11,921	989,698
Orion Corp	5,000	340,239
Samsung C&T Corp	10,713	1,271,377
Samsung Electronics Co Ltd	12,300	736,696
Total South Korea		3,338,010

Spain (1.85%)
CaixaBank SA	186,968	906,200

Sweden (2.62%)
Lifco AB	49,000	1,279,713

Switzerland (2.87%)
Nestle SA	13,205	1,402,371

Taiwan (1.97%)
Taiwan Semiconductor Manufacturing Co Ltd	7,089	964,458

Turkey (2.48%)
Haci Omer Sabanci Holding AS	297,000	761,527
Turkiye Sise ve Cam Fabrikalari AS	321,927	452,848
Total Turkey		1,214,375

Total Common Stock (Cost $40,513,903)		47,166,335

Preferred Stock (1.52%)

Germany (1.52%)
FUCHS SE	15,000	742,718

Total Preferred Stock (Cost $638,432)		742,718

Collateral Received For Securities on Loan (2.38%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 5.52% (Cost $1,165,543)	1,165,543	1,165,543

United States Treasury Bills (0.81%)
United States Treasury Bill (Cost $398,010)	400,000	398,182

Total Investments (Cost $42,715,888) (101.13%)		49,472,778
Liabilities in Excess of Other Assets (-1.13%)		(554,314)
Net Assets (100.00%)		48,918,464

* Non-income producing security.

# Loaned Security; a portion of the security is on loan at Match 31, 2024 in the amunt of $1,149,012.